Identifiable Definite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 738,351	$ 796,827
Accumulated Amortization	(260,088)	(231,103)
Net Carrying Amount	478,263	565,724
Indefinite-Lived Slots and Routes	192,577	229,599
Identifiable Intangible Assets Gross	930,928	1,026,426
Intangible Assets, Net (Excluding Goodwill)	670,840	795,323
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	175,186	181,847
Accumulated Amortization	(95,526)	(91,736)
Net Carrying Amount	79,660	90,111
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	75,645	85,922
Accumulated Amortization	(37,053)	(35,994)
Net Carrying Amount	38,592	49,928
Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	34,638	31,950
Accumulated Amortization	(22,806)	(20,992)
Net Carrying Amount	11,832	10,958
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	452,882	497,108
Accumulated Amortization	(104,703)	(82,381)
Net Carrying Amount	348,179	414,727
Trademarks
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 192,577	$ 229,599